FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Concentration of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of major customers [abstract]
Revenue from external customers	$ 493,572	$ 443,662	$ 405,135
Percentage of total revenue	100.00%	100.00%	100.00%
Trade receivables gross	$ 76,708	$ 69,715	$ 55,862
Percentage of trade debt	100.00%	100.00%	100.00%
Subtotal [Member]
Disclosure of major customers [abstract]
Revenue from external customers	$ 132,211	$ 155,417	$ 177,208
Percentage of total revenue	27.00%	35.00%	44.00%
Trade receivables gross	$ 20,060	$ 18,352	$ 16,551
Percentage of trade debt	26.00%	26.00%	30.00%
Client 1 [Member]
Disclosure of major customers [abstract]
Revenue from external customers	$ 59,570	$ 55,181	$ 73,743
Percentage of total revenue	12.00%	12.00%	18.00%
Trade receivables gross	$ 9,966	$ 7,247	$ 114
Percentage of trade debt	13.00%	10.00%	0.00%
Client 2 [Member]
Disclosure of major customers [abstract]
Revenue from external customers	$ 36,814	$ 51,991	$ 64,937
Percentage of total revenue	8.00%	12.00%	16.00%
Trade receivables gross	$ 5,725	$ 6,169	$ 7,425
Percentage of trade debt	7.00%	9.00%	13.00%
Client 3 [Member]
Disclosure of major customers [abstract]
Revenue from external customers	$ 35,827	$ 48,245	$ 38,528
Percentage of total revenue	7.00%	11.00%	10.00%
Trade receivables gross	$ 4,369	$ 4,936	$ 9,012
Percentage of trade debt	6.00%	7.00%	16.00%
Other [Member]
Disclosure of major customers [abstract]
Revenue from external customers	$ 361,361	$ 288,245	$ 227,927
Percentage of total revenue	73.00%	65.00%	56.00%
Trade receivables gross	$ 56,648	$ 51,363	$ 39,311
Percentage of trade debt	74.00%	74.00%	70.00%